Taxes (Details 3)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 74,935	¥ 538,657	¥ 385,643
Income taxes payable	741,724	5,331,808	105,370
Other taxes payable	3,023	21,729	31,830
Totals	$ 819,682	¥ 5,892,194	¥ 522,843